Equity investments measured at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2022
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Equity investments measured at fair value through other comprehensive income
18	EQUITY INVESTMENTS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2022	December 31, 2021
	RMB	RMB
Houpu Clean Energy Group Co., Ltd.	251	534
China Pacific Insurance (Group) Co., Ltd.	120	133
Other items	572	501

	943	1,168

Dividends amounting to RMB 15 were received on these investments during the year ended December 31, 2022 (2021: RMB 17, 2020: RMB 25).